Shareholders’ Equity (Details) - USD ($)			6 Months Ended
	Nov. 09, 2022	Nov. 07, 2022	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Aug. 31, 2019
Shareholders’ Equity [Line Item]
Gross proceeds (in Dollars)	$ 25,000,000
Purchase additional ordinary shares	250.00%
Subsidiaries are required to after-tax profits			10.00%
Percentage of reserve fund			50.00%
Wenzhou Hongshun Stainless Steel Ltd [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage						99.00%
Wenzhou Hongshun [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage			99.00%
Di Wang [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage			1.00%
Huadi Steel Group Limited [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage			1.00%		1.00%
IPO [Member]
Shareholders’ Equity [Line Item]
Closed the offering for the sale of ordinary share (in Shares)	1,000,000
Ordinary shares [Member]
Shareholders’ Equity [Line Item]
Closed the offering for the sale of ordinary share (in Shares)		3,500,000
Price per share (in Dollars per share)		$ 0.0002